Impact of Adoption of New Ifrs Standards in 2020	6 Months Ended
Jun. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Impact of Adoption of New Ifrs Standards in 2020
3.	Impact of adoption of new IFRS standards in 2020

(a)	IAS 1 Presentation of financial statements and IAS 8 Accounting policies, changes in accounting estimates and errors (amendment)

The amendments to IAS 1 and IAS 8 clarify the definition of material and seek to align the definition used in the Conceptual Framework with that in the standards themselves as well as ensuring the definition of material is consistent across all IFRS. The Company adopted these amendments effective January 1, 2020. The adoption of these amendments did not have a significant impact on the Company’s condensed interim consolidated financial statements.

(b)	Conceptual framework for financial reporting

Together with the revised Conceptual Framework published in March 2018, the IASB also issued Amendments to References to the Conceptual Framework in IFRS Standards. The Company adopted the Revised Conceptual Framework effective January 1, 2020. The adoption of these amendments did not have a significant impact on the Company’s condensed interim consolidated financial statements.

IFRS Pronouncements issued but not yet effective

(c)	IAS 1 – Presentation of financial statements

The amendment to IAS 1 clarifies how to classify debt and other liabilities as either current or non-current. The amendment will be effective for annual periods beginning on or after January 1, 2022. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.

(d)	Annual improvements to IFRS standards 2018-2020

The annual improvements process addresses issues in the 2018-2020 reporting cycles including changes to IFRS 9, Financial Instruments, IFRS 1, First Time adoption of IFRS, IFRS 16, Leases, and IAS 41, Biological Assets.

i) The amendment to IFRS 9 addresses which fees should be included in the 10% test for derecognition of financial liabilities.

ii) The amendment to IFRS 1 allows a subsidiary adopting IFRS at a later date than its parent to also measure cumulative translation differences using the amounts reported by the parent based on the parent’s date of transition to IFRS.

iii) The amendment to IFRS 16’s illustrative example 13 removes the illustration of payments from the lessor related to leasehold improvements.

These amendments will be effective for annual periods beginning on or after January 1, 2022. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.

(e)	IAS 37 - Onerous contracts - Cost of fulfilling a contract

The amendment to IAS 37 clarifies the meaning of costs to fulfil a contract and that before a separate provision for an onerous contract is established, an entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract, rather than on assets dedicated to the contract. This amendment will be effective for annual periods beginning on or after January 1, 2022. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.

(f)	IAS 16 - Proceeds before intended use

The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of Property, plant and equipment any proceeds received from selling items produced while the entity is preparing the assets for its intended use (for example, the proceeds from selling samples produced when testing a machine to see if it is functioning properly). It also clarifies that an entity is testing whether the asset is functioning properly when it assesses the technical and physical performance of the asset. The amendment also requires certain related disclosures. This amendment will be effective for annual periods beginning on or after January 1, 2022. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.